Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	THIRD AVENUE VARIABLE SERIES TRUST
Central Index Key	0001089107
Amendment Flag	false
Document Creation Date	Apr 18, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

THIRD AVENUE VARIABLE ANNUITY
THIRD AVENUE VARIABLE ANNUITY
Investment Objective
Third Avenue Value Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Third Avenue Value Portfolio (the “Portfolio”) through a separate account (“Account”) of an insurance company (“Participating Insurance Company”) that issues variable annuity contracts or variable life insurance policies (“Contracts”). The insurance company contract through which you invest may have other additional fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		THIRD AVENUE VARIABLE ANNUITY
Management (Advisory) Fee		0.90%
Other Expenses		0.37%
Total Annual Portfolio Operating Expenses		1.27%
Expense Limitation Adjustment	[1]	0.01%
Net Annual Portfolio Operating Expenses	[1]	1.28%
[1]	Third Avenue Management LLC (the "Adviser") has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Portfolio expenses in order to limit Net Annual Portfolio Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets subject to later reimbursement in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover the Portfolio fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Portfolio Operating Expenses to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser recovered previously waived fees of 0.01% for the Portfolio for the year ended December 31, 2012. The Expense Limitation Agreement can only be amended by agreement of the Adviser and the Independent Trustees to lower Net Annual Portfolio Operating Expenses and will terminate automatically in the event of termination of the Investment Management Agreement by one of the parties, effective upon the effectiveness of such termination.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example does not reflect separate account charges. If these charges were included, overall expenses would be higher. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
THIRD AVENUE VARIABLE ANNUITY	130	403	697	1,533

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Net Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value (meaning the value of the company’s net assets or the Adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where, in the Adviser’s determination, these securities can be purchased at less than the value of the assets securing the debt or the amount that would be realized in a restructuring.

The Adviser searches for companies and securities that meet these criteria all over the world and makes investment decisions based primarily on the attributes of each individual company and security rather than any estimates of macro-economic or sector performance. Accordingly, the Portfolio may invest in foreign securities, some of which may be denominated in or tied to currencies of the countries in which they are primarily traded. The Portfolio may invest in companies of any market capitalization. The Portfolio may also invest up to 35% of its assets in debt securities rated BBB or below around the world and in companies of various market capitalizations. Again, the Adviser does not seek to make predictions as to the relative performance of various markets but rather on the Adviser’s estimate of each security’s ability to deliver long-term capital appreciation. The Portfolio acquires debt securities when the Adviser believes that those securities will be worth significantly more upon eventual sale, redemption, maturity or conversion into another form through a company restructuring. These securities may be defaulted or may be paying a current yield, but the Portfolio does not generally seek interest income as a primary strategy. The Adviser, on behalf of the Portfolio, may also participate on committees formed by the creditors to negotiate with debtors with respect to restructuring issues.

The Portfolio is non-diversified. This means that the Portfolio may have investments in fewer issuers than a diversified portfolio of comparable size.

Principal Investment Risks

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Portfolio’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Portfolio may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Portfolio’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Portfolio’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Portfolio’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par (less than 50 cents on the dollar) and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Portfolio is non-diversified. This means the Portfolio may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified portfolio can be more volatile than a diversified portfolio, and volatility may be expected to increase when the Portfolio makes significant investments in a single issuer (more than 10% of the Portfolio’s net assets or 10% of the issuer’s shares outstanding) or issuers within a particular industry (over 20% of the Portfolio’s net assets) or geographic region (over 30% of the Portfolio’s net assets in any single country).

Small- and Mid-Cap Risk. The Portfolio may invest from time to time in smaller and midsize companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a portfolio invested solely in stocks. Because of the Portfolio’s disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant (over 10%) cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions, and may make it more difficult for the Portfolio to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance from year to year. The table compares the Portfolio’s average annual total returns to relevant broad measures of market performance. These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. The S&P 500 is included as a secondary index as it is a widely recognized benchmark of U.S. stock performance that is dominated by the stocks of large U.S. companies. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 of the world’s most developed markets.

During the period shown in the above bar chart, the highest return for a quarter was 31.02% (quarter ending 6/30/09) and the lowest return for a quarter was (24.15)% (quarter ending 09/30/11).
Average Annual Total Returns for the periods ending 12/31/12
Average Annual Returns	One Year	Five Years	Ten Years	Since Inception	Inception Date
THIRD AVENUE VARIABLE ANNUITY	27.33%	(1.31%)	7.29%	8.96%	Sep 21, 1999
THIRD AVENUE VARIABLE ANNUITY MSCI World Index (reflects no deductions for fees, expenses or taxes)	16.54%	(0.60%)	8.08%	2.96%
THIRD AVENUE VARIABLE ANNUITY Standard & Poor’s 500 Index (S&P 500) (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%	2.55%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THIRD AVENUE VARIABLE ANNUITY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Third Avenue Value Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold shares of the Third Avenue Value Portfolio (the “Portfolio”) through a separate account (“Account”) of an insurance company (“Participating Insurance Company”) that issues variable annuity contracts or variable life insurance policies (“Contracts”). The insurance company contract through which you invest may have other additional fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Net Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example does not reflect separate account charges. If these charges were included, overall expenses would be higher. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value (meaning the value of the company’s net assets or the Adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where, in the Adviser’s determination, these securities can be purchased at less than the value of the assets securing the debt or the amount that would be realized in a restructuring.

The Adviser searches for companies and securities that meet these criteria all over the world and makes investment decisions based primarily on the attributes of each individual company and security rather than any estimates of macro-economic or sector performance. Accordingly, the Portfolio may invest in foreign securities, some of which may be denominated in or tied to currencies of the countries in which they are primarily traded. The Portfolio may invest in companies of any market capitalization. The Portfolio may also invest up to 35% of its assets in debt securities rated BBB or below around the world and in companies of various market capitalizations. Again, the Adviser does not seek to make predictions as to the relative performance of various markets but rather on the Adviser’s estimate of each security’s ability to deliver long-term capital appreciation. The Portfolio acquires debt securities when the Adviser believes that those securities will be worth significantly more upon eventual sale, redemption, maturity or conversion into another form through a company restructuring. These securities may be defaulted or may be paying a current yield, but the Portfolio does not generally seek interest income as a primary strategy. The Adviser, on behalf of the Portfolio, may also participate on committees formed by the creditors to negotiate with debtors with respect to restructuring issues.

The Portfolio is non-diversified. This means that the Portfolio may have investments in fewer issuers than a diversified portfolio of comparable size.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Portfolio’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Portfolio may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Portfolio’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Portfolio’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Portfolio’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par (less than 50 cents on the dollar) and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Portfolio is non-diversified. This means the Portfolio may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified portfolio can be more volatile than a diversified portfolio, and volatility may be expected to increase when the Portfolio makes significant investments in a single issuer (more than 10% of the Portfolio’s net assets or 10% of the issuer’s shares outstanding) or issuers within a particular industry (over 20% of the Portfolio’s net assets) or geographic region (over 30% of the Portfolio’s net assets in any single country).

Small- and Mid-Cap Risk. The Portfolio may invest from time to time in smaller and midsize companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a portfolio invested solely in stocks. Because of the Portfolio’s disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant (over 10%) cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions, and may make it more difficult for the Portfolio to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is non-diversified. This means the Portfolio may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified portfolio can be more volatile than a diversified portfolio, and volatility may be expected to increase when the Portfolio makes significant investments in a single issuer (more than 10% of the Portfolio's net assets or 10% of the issuer's shares outstanding) or issuers within a particular industry (over 20% of the Portfolio's net assets) or geographic region (over 30% of the Portfolio's net assets in any single country).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance from year to year. The table compares the Portfolio’s average annual total returns to relevant broad measures of market performance. These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. The S&P 500 is included as a secondary index as it is a widely recognized benchmark of U.S. stock performance that is dominated by the stocks of large U.S. companies. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 of the world’s most developed markets.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 is included as a secondary index as it is a widely recognized benchmark of U.S. stock performance that is dominated by the stocks of large U.S. companies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 31.02% (quarter ending 6/30/09) and the lowest return for a quarter was (24.15)% (quarter ending 09/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.15%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ending 12/31/12
MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.54%
Five Years	rr_AverageAnnualReturnYear05	(0.60%)
Ten Years	rr_AverageAnnualReturnYear10	8.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Standard & Poor’s 500 Index (S&P 500) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
THIRD AVENUE VARIABLE ANNUITY
Risk/Return:	rr_RiskReturnAbstract
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	1.28%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,533
Annual Return 2003	rr_AnnualReturn2003	42.53%
Annual Return 2004	rr_AnnualReturn2004	19.90%
Annual Return 2005	rr_AnnualReturn2005	14.63%
Annual Return 2006	rr_AnnualReturn2006	15.78%
Annual Return 2007	rr_AnnualReturn2007	(4.80%)
Annual Return 2008	rr_AnnualReturn2008	(43.66%)
Annual Return 2009	rr_AnnualReturn2009	45.35%
Annual Return 2010	rr_AnnualReturn2010	14.07%
Annual Return 2011	rr_AnnualReturn2011	(21.31%)
Annual Return 2012	rr_AnnualReturn2012	27.33%
One Year	rr_AverageAnnualReturnYear01	27.33%
Five Years	rr_AverageAnnualReturnYear05	(1.31%)
Ten Years	rr_AverageAnnualReturnYear10	7.29%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 21, 1999

[1]	Third Avenue Management LLC (the "Adviser") has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Portfolio expenses in order to limit Net Annual Portfolio Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets subject to later reimbursement in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover the Portfolio fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Portfolio Operating Expenses to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser recovered previously waived fees of 0.01% for the Portfolio for the year ended December 31, 2012. The Expense Limitation Agreement can only be amended by agreement of the Adviser and the Independent Trustees to lower Net Annual Portfolio Operating Expenses and will terminate automatically in the event of termination of the Investment Management Agreement by one of the parties, effective upon the effectiveness of such termination.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013